As filed with the U.S. Securities and Exchange Commission on February 26, 2019.

1933 Act File No. 333-228481

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 2	[X]

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact Name of Registrant as Specified in Charter)
(800) 201-6984
(Area Code and Telephone Number)

90 Hudson Street
Jersey City, New Jersey 07302-3973
(Address of Principal Executive offices
Number, Street, City,
State, Zip Code)

John T. Fitzgerald, Vice President and Assistant Secretary
90 Hudson Street
Jersey City, New Jersey 07302-3973
(Address of Principal Executive Offices
Number, Street, City,
State, Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Shares of beneficial interest.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Lord Abbett Mid Cap Stock Fund, Inc. (the “Registrant”) (1933 Act File No. 333-228481) is being filed solely for the purposes of filing the tax opinion and the definitive Agreement and Plan of Reorganization in connection with the reorganization of Lord Abbett Calibrated Mid Cap Value Fund, a series of Lord Abbett Equity Trust, into Lord Abbett Mid Cap Stock Fund, Inc. Part B contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed with the U.S. Securities and Exchange Commission on November 20, 2018 is incorporated herein by reference. No information contained in Part B of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement is being amended, deleted or suspended.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers.

The general effect of these statutes is to protect officers, directors and employees of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of the Registrant, without limiting the authority of the Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above- mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, the Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“indemnitee”) was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither “interested persons” (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorneys’ fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a directors’ and officers’ errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16. Exhibits

(a)	Articles of Incorporation.

	(i)	Articles of Restatement and Articles Supplementary dated April, 1998. Incorporated by reference to Exhibit 99(a)(i) to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 1998.

	(ii)	Articles Supplementary dated April 29, 1999. Incorporated by reference to Exhibit 99(a)(ii) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2003.

	(iii)	Articles Supplementary dated June 28, 2001. Incorporated by reference to Exhibit 99(a)(iii) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2003.

	(iv)	Articles Supplementary dated August 14, 2003. Incorporated by reference to Exhibit 99(a)(iv) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2004.

	(v)	Articles Supplementary dated March 10, 2005. Incorporated by reference to Exhibit 99(a)(v) to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2005.

	(vi)	Articles Supplementary to the Articles of Incorporation, dated July 31, 2007. Incorporated by reference to Exhibit 99(a)(vi) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

	(vii)	Articles of Amendment to the Articles of Incorporation, dated August 30, 2007. Incorporated by reference to Exhibit 99(a)(vii) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

	(viii)	Articles of Amendment to the Articles of Incorporation, dated as of March 31, 2012. Incorporated by reference to Post-Effective No. 39 filed on April 27, 2012.

	(ix)	Articles Supplementary to Articles of Incorporation dated November 7, 2014. Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on form N-1A filed on April 28, 2015.

	(x)	Articles Supplementary to Articles of Incorporation dated April 24, 2015. Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on form N-1A filed on April 28, 2015.

	(xi)	Articles Supplementary to Articles of Incorporation dated November 4, 2016. Incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on form N-1A filed on March 29, 2017.

	(xii)	Articles Supplementary to Articles of Incorporation dated December 15, 2016. Incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on form N-1A filed on March 29, 2017.

(2)	By-Laws. Amended and Restated By-Laws dated September 20, 2017. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2018.

(3)	Voting Trust Agreement. Not applicable.

(4)	Agreement and Plan of Reorganization. Filed herein.

(5)	Instruments Defining Rights of Security Holders. Not applicable.

(6)	Investment Advisory Contracts.

	(i)	Management Agreement. Incorporated by reference to Exhibit 99(d) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 1995.

(7)	Underwriting Contracts. Distribution Agreement incorporated by reference to Exhibit 99(e) to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on April 26, 2001.

(8)	Bonus or Profit Sharing Contracts. None.

(9)	Custodian Agreements.

	(i)	Custodian Agreement dated November 1, 2001 (including updated Exhibit A dated as of April 14, 2014). Incorporated by reference to Post-Effective Amendment No. 43 filed to the Registrant’s Registration Statement on Form N-1A on April 29, 2014.

	(ii)	Amendment to Custodian Agreement dated June 21, 2017. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2018.

	(i)	Letter Amendment dated January 25, 2019 to Custodian Agreement dated November 2001 (including updated Exhibit A dated January 25, 2019). Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A on January 29, 2019[1].

(10)	Rule 12b-1 Plan and 18f-3 Plan.

	(i)	Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 1, 2018 with Schedule A and Schedule B dated as of August 1, 2018. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A on July 31, 2018[1].

	(ii)	Schedule A dated January 25, 2019 to the Amended and Restated Joint Rule 12b-1 Plan Distribution and Agreement for Lord Abbett Family of Funds dated August 1, 2018. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A on January 29, 2019[2].

	(iii)	Amended and Restated Rule 18f-3 Plan as of August 1, 2018, 2018 pursuant to Rule
18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated as of August 1, 2018. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A on July 31, 2018[1].

	(iv)	Schedule A dated January 25, 2019 to the Amended and Restated Rule 18f-3 Plan as of August 1, 2018. Incorporated by

1 Lord Abbett Securities Trust accession number 0000930413-19-002421.

2 Lord Abbett Securities Trust accession number 0000930413-19-000186.

reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A on January 29, 2019[3].

(11)	Share Opinions. Opinion of Venable LLP. Incorporated by reference to the Registrant’s SEC Accession No. 0000930413-18-003394 on Form N-14 filed with the Commission on November 20, 2018.

(12)	Tax Opinion. Opinion of Ropes & Gray LLP. Filed herein.

(13)	Other Material Contracts.

	(i)	Agency Agreement dated January 1, 2017 with Schedule A dated as of March 31, 2017. Incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on form N-1A filed on March 29, 2017.

	(ii)	Letter Amendment dated November 28, 2017 to the Agency Agreement dated January 1, 2017. Incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on form N-1A filed on April 25, 2018.

	(iii)	Letter Amendment dated March 13, 2018 to the Agency Agreement dated January 1, 2017. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on form N-1A filed on April 25, 2018.

	(iv)	Amended and Restated Administrative Services Agreement dated as of May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on form N-1A filed on April 29, 2016.

	(v)	Amendment No. 1 to the Amended and Restated Administrative Services Agreement dated as of October 11, 2016. Incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on form N-1A filed on March 29, 2017.

	(vi)	Amendment No. 2 to the Amended and Restated Administrative Services Agreement dated as of November 30, 2016. Incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on form N-1A filed on March 29, 2017.

	(vii)	Amendment No. 3 to the Amended and Restated Administrative Services Agreement dated as of March 31, 2017. Incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on form N-1A filed on March 29, 2017.

	(viii)	Amendment No. 4 dated August 1, 2018 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A on July 31, 2018[2].

	(ix)	Amendment No. 5 dated December 5, 2018 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A on January 29, 2019[3].

	(x)	Amendment No. 6 dated January 25, 2019 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A on January 29, 2019[3].

(14)	Consent of Deloitte & Touche LLP. Incorporated by reference to SEC Accession No. 0000930413-18-003394 on Form N-14 filed with the Commission on November 20, 2018.

2 Lord Abbett Securities Trust accession number 0000930413-19-002421.

3 Lord Abbett Securities Trust accession number 0000930413-19-000186.

(15)	Not applicable.

(16)	Power of Attorney. Filed herein.

(17)	Additional Exhibits.

	(i)	Proxy card. Incorporated by reference to SEC Accession No. 0000930413-18-003394 on Form N-14 filed with the Commission on November 20, 2018.

	(ii)	The Statement of Additional Information of the Registrant dated August 1, 2018, as supplemented, pertaining to Lord Abbett Mid Cap Stock Fund’s Prospectus, dated May 1, 2018, as supplemented. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2018.

	(iii)	The Prospectus and Statement of Additional Information of Lord Abbett Equity Trust pertaining to Lord Abbett Calibrated Mid Cap Value Fund dated December 1, 2018, as supplemented. Incorporated by reference to Post-Effective Amendment No. 35 to the Lord Abbett Equity Trust’s Registration Statement on Form N-1A to be filed on or about November 28, 2018.

	(iv)	The Annual Report of the Registrant pertaining to Lord Abbett Mid Cap Stock Fund for the fiscal year ended December 31, 2017. Incorporated by reference to the Report on Form N-CSR filed on March 2, 2018.

	(v)	The Annual Report of Lord Abbett Equity Trust pertaining to Lord Abbett Calibrated Mid Cap Value Fund for the fiscal year ended July 31, 2018. Incorporated by reference to the Report on Form N-CSR filed on September 28, 2018.

	(i)	The Semi-Annual Report of the Registrant pertaining to Lord Abbett Mid Cap Stock Fund for the fiscal period ended June 30, 2018. Incorporated by reference to the Report on Form N-CSR filed on August 31, 2018.

Item 17.	Undertakings

	(1)	The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

	(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 26th day of February, 2019.

LORD ABBETT MID CAP STOCK FUND, INC.

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Director	February 26, 2019
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Director	February 26, 2019
Douglas B. Sieg

Eric C. Fast*	Director	February 26, 2019
Eric C. Fast

Evelyn E. Guernsey*	Director	February 26, 2019
Evelyn E. Guernsey

Julie A. Hill*	Director	February 26, 2019
Julie A. Hill

Kathleen M. Lutito*	Director	February 26, 2019
Kathleen M. Lutito

James M. McTaggart*	Director	February 26, 2019
James M. McTaggart

Karla M. Rabusch*	Director	February 26, 2019
Karla M. Rabusch

Mark A. Schmid*	Director	February 26, 2019
Mark A. Schmid

*BY:	/s/ John T. Fitzgerald John T. Fitzgerald Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence B. Stoller, John T. Fitzgerald, Pamela P. Chen, Linda Y. Kim and Amanda S. Ryan, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of December 4, 2018.

Signatures	Title

Chairman and
/s/ James L.L. Tullis	Director/Trustee
James L.L. Tullis
President, CEO
/s/ Douglas B. Sieg	and Director/Trustee
Douglas B. Sieg

/s/ Eric C. Fast	Director/Trustee
Eric C. Fast

/s/ Evelyn E. Guernsey	Director/Trustee
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee
Julie A. Hill

/s/ Kathleen M. Lutito	Director/Trustee
Kathleen M. Lutito

/s/ James M. McTaggart	Director/Trustee
James M. McTaggart

/s/ Karla M. Rabusch	Director/Trustee
Karla M. Rabusch

/s/ Mark A. Schmid	Director/Trustee
Mark A. Schmid

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.